Offerings	Oct. 01, 2026 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Fee Rate	0.0087%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value per share
Fee Rate	0.0087%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.0087%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 150,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 13,050.00
Offering Note	(1) Represents securities that may be offered and sold from time to time in one or more offerings by American Integrity Insurance Group, Inc. (the "Registrant"). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock of the Registrant as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. There are being registered hereunder an indeterminate number or amount, as the case may be, of the securities of each identified class as may from time to time be offered and sold at indeterminate prices, which together shall have a maximum aggregate offering price not to exceed $150,000,000. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. The securities registered also include an indeterminate number or amount, as the case may be, of securities as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder or pursuant to the anti-dilution provisions of any such securities. The proposed maximum aggregate offering price per class of security will be determined from time to time by the Registrant in connection with, and at the time of, the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3. (2) Calculated pursuant to Rule 457(o) under the Securities Act based on the proposed maximum aggregate offering price of all securities listed.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	4,610,180
Proposed Maximum Offering Price per Unit	24.77
Maximum Aggregate Offering Price	$ 114,194,158.60
Fee Rate	0.0087%
Amount of Registration Fee	$ 9,934.89
Offering Note	Represents 4,610,180 shares of common stock of the Registrant that may be offered and sold from time to time in one or more offerings by the selling stockholder identified in the registration statement. Estimated solely for the purpose of calculating the amount of the registration fee, based upon the average of the high and low prices reported for the common stock on the New York Stock Exchange on September 30, 2026, in accordance with Rule 457(c) under the Securities Act.